                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
         ----------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------

Form 13F File Number:   28-01221
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
         --------------
Title:   Chief Compliance Officer
         ------------------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


        /s/   Paul Mittelman             New York, NY          08/05/05
            ---------------------     -------------------   ----------------
               [Signature]              [City, State]           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          3
                                               --------------

Form 13F Information Table Entry Total:                   110
                                               --------------

Form 13F Information Table Value Total:             1,122,285
                                               --------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE
     No.          Form 13F File Number         Name

         1        28 - 10208                   Richmond Enterprises, Inc.
        ---       --------------------         --------------------------

         2        28 - 10207                   New York Community Bank
        ---       --------------------         -----------------------

         3        28 - 10200                   New York Community Bancorp, Inc.
        ---       --------------------         --------------------------------

                          PETER B. CANNELL & CO., INC.
                                   13 F REPORT
                               AS OF JUNE 30, 2005


                                                                           Value
Name of Issuer                            Title of class      CUSIP        (x$1000)
------------------------------            ----------------    ---------    --------
ABBOTT LABORATORIES                       COM                 002824100            1102
AFLAC CORPORATION                         COM                 001055102            6022
AGILENT TECHNOLOGIES                      COM                 00846U101            2177
ALEXANDER & BALDWIN INC                   COM                 014482103            2462
ALLERGAN INC                              COM                 018490102            3789
AMB PROPERTY CORP                         COM                 00163T109            5278
AMERICAN FINANCIAL RLTY TR                COM                 02607P305             279
AMERICAN INTL GROUP INC COM               COM                 026874107            3704
AMGEN INC                                 COM                 031162100            1004
ANALOG DEVICES                            COM                 032654105           48464
APACHE CORPORATION                        COM                 037411105            5329
APPLERA CORP                              COM AP BIO GRP      038020103            1197
AUTOMATIC DATA PROCESSING                 COM                 053015103             534
BAXTER INTERNATIONAL INC                  COM                 071813109            3286
BERKSHIRE HATHAWAY INC. COM  -            CL A                084670108             334
BERKSHIRE HATHAWAY INC. DEL -             CL B                084670207             640
BP AMOCO P L C SPONSORED ADR              COM                 055622104             245
BRASCAN CORP CL A                         CL A LTD VT SH      10549P606           44137
BRISTOL-MYERS SQUIBB CO.                  COM                    110122108          952
BROOKFIELD HOMES                          COM                    112723101        43890
CAPITOL FEDERAL FNL                       COM                 14057c106            4574
CASCADE NATL GAS CORP                     COM                    147339105         1473
CELGENE CORP                              COM                    151020104        41585
CENTENE CORP                              COM                 15135B101           35878
CHARTER FINANCIAL CORP                    COM                 16122M100            6735
CHEVRONTEXACO CORP.                       COM                    166764100          846
CHUBB CORP                                COM                    171232101          205
CIMAREX ENERGY                            COM                    171798101        44539
CISCO SYS INC COM                         COM                 17275r102            3333
COLGATE-PALMOLIVE CO                      COM                    194162103          582
COMPASS MINERALS INTL INC                 COM                 20451N101           13773
CONOCOPHILLIPS                            COM                 20825C104             287
COUNTRYWIDE FINANCIAL                     COM                    222372104        45867
CREE, INC                                 COM                    225447101          349
CUTERA INC                                COM                    232109108         2188
DISNEY WALT CO.                           COM DISNEY             254687106         1041
DOMINION RESOURCES INC.                   COM                 25746u109             918
DOVER CORPORATION                         COM                    260003108         8909
DUKE ENERGY CORP                          COM                    264399106         1802
ECHOSTAR COMMUNICATIONS                   CL A                   278762109         1942
EXXON MOBIL CORP                          COM                 30231g102            2029
FIRST DATA CORP                           COM                    319963104         3475
GENERAL ELECTRIC COMPANY                  COM                    369604103          580
GOVERNMENT PROPERTIES TRUST IN            COM                 38374W107             250
HARLEY DAVIDSON INC.                      COM                    412822108          298
HEINZ H J CO.                             COM                    423074103          259
HOME FEDERAL BANCORP, INC.                COM                 43709A101             450
HUDSON CITY BANCORP INC                   COM                    443683107        92816
IDACORP INC                               COM                    451107106         4635
INTERNATIONAL RECTIFIER                   COM                    460254105         2849
JAPAN SMALLER CAPITALIZATION F            COM                 47109U104             193
JOHNSON & JOHNSON CO                      COM                    478160104         3267
KERR-MCGEE CORP                           COM                    492386107         1368
KIMCO REALTY CORP                         COM                 49446r109             996
KINDER MORGAN INC                         COM                 49455P101           14444
LONGVIEW FIBRE CO                         COM                    543213102        19614
M&T BANK CORP.                            COM                 55261f104            2866
MASSEY ENERGY CO                          COM                    576206106        40544
MERCK & CO INC                            COM                    589331107         2807
MERCURY COMPUTER SYSTEMS                  COM                    589378108         2573
MFA MORTGAGE                              COM                 55272X102            3522
MICROSOFT CORP.                           COM                    594918104         1333
MILLIPORE CORP                            COM                    601073109         1194
MONTPELIER RE HOLDINGS LTD                SHS                 G62185106           17186
NATIONAL FINANCIAL PARTNERS               COM                 63607P208           23083
NEW YORK COMMUNITY BANCORP INC            COM                    649445103         2582
NEWFIELD EXPLORATION CO                   COM                    651290108        45012
NISOURCE, INC.                            COM                 65473p105             223
NORFOLK SOUTHERN CORP                     COM                    655844108        17883
NORTHROP GRUMMAN CORP                     COM                    666807102        27030
NORTHWEST NATURAL GAS                     COM                    667655104          348
ORACLE CORP.                              COM                 68389X105             158
PALL CORP.                                COM                    696429307         2163
PATTERSON-UTI ENERGY INC                  COM                    703481101         4453
PEABODY ENERGY                            COM                    704549104        32880
PEPSICO INC COM                           COM                    713448108          663
PFIZER INC.                               COM                    717081103          316
PLANTRONICS INC                           COM                    727493108        19895
PMC COMMERCIAL TRUST                      SH BEN INT             693434102         4681
PRINCIPAL FINL GROUP INC                  COM                 74251V102            1416
PROCTER & GAMBLE CO                       COM                    742718109          661
PRUDENTIAL FINANCIAL INC                  COM                    744320102          893
PSB HOLDINGS INC                          COM                 69360w108            1511
QUINTON CARDIO SYSTEMS                    COM                    748773108        11207
RAYONIER INC                              COM                    754907103        47973
RESMED INC                                COM                    761152107         9352
SAFECO CORP                               COM                    786429100        15562
SCHERING PLOUGH CORP                      COM                    806605101         2470
SCOTTS MIRACLE-GRO CO                     CL A                   810186106        31331
SEALED AIR CORP                           COM                 81211k100             296
SIGMA ALDRICH CORP.                       COM                    826552101          202
SLM CORPORATION                           COM                 78442P106            3943
SOUND FEDERAL BANCORP INC                 COM                 83607V104            2888
SOUTHWESTERN ENERGY CO.                   COM                    845467109         2725
STANLEY WORKS                             COM                    854616109        51844
TELEFLEX INC                              COM                    879369106        32728
TIERONE CORP                              COM                 88650R108           32424
UNILEVER N V                              NY SHS NEW             904784709         1741
VASOGEN INC                               COM                 92232F103            2375
VERIZON COMMUNICATIONS, INC.              COM                 92343v104             514
WATTS WATER TECHNOLOGIES INC C            CL A                   942749102          921
WEINGARTEN RLTY INVS                      SH BEN INT             948741103          426
WERNER ENTERPRISES INC                    COM                    950755108         4905
WESTFIELD FINANCIAL INC                   COM                 96008D101           13248
WILEY JOHN & SONS INC.                    CL A                   968223206          669
WRIGHT MEDICAL GROUP INC.                 COM                 98235T107           25299
XTO ENERGY INC                            COM                 98385X106           21552
YANKEE CANDLE COMPANY INC                 COM                    984757104         1398
BAXTER INTERNATIONAL UNITS                CORP UNITS 7%       071813406            1028
INTERNATIONAL RECTIFIER                   NOTE 4.250% 7/1     460254ae5            6215



                                        Shares/     Sh/   Put/ Invstmt Other
Name of Issuer                          Prn Amt     Prn   Call Dscretn Manage Sole        Shared   None
------------------------------          --------    ---   ---- ------- ------ -------     -------- --------
ABBOTT LABORATORIES                           22490 SH         Defined 1,2,3            22490
AFLAC CORPORATION                            139136 SH         Defined 1,2,3           139136
AGILENT TECHNOLOGIES                          94550 SH         Defined 1,2,3            94550
ALEXANDER & BALDWIN INC                       53125 SH         Defined 1,2,3            53125
ALLERGAN INC                                  44450 SH         Defined 1,2,3            44450
AMB PROPERTY CORP                            121530 SH         Defined 1,2,3           121530
AMERICAN FINANCIAL RLTY TR                    18150 SH         Defined 1,2,3            18150
AMERICAN INTL GROUP INC COM                   63747 SH         Defined 1,2,3            63747
AMGEN INC                                     16600 SH         Defined 1,2,3            16600
ANALOG DEVICES                              1298950 SH         Defined 1,2,3          1298950
APACHE CORPORATION                            82500 SH         Defined 1,2,3            82500
APPLERA CORP                                  60850 SH         Defined 1,2,3            60850
AUTOMATIC DATA PROCESSING                     12720 SH         Defined 1,2,3            12720
BAXTER INTERNATIONAL INC                      88575 SH         Defined 1,2,3            88575
BERKSHIRE HATHAWAY INC. COM  -                    4 SH         Defined 1,2,3                4
BERKSHIRE HATHAWAY INC. DEL -                   230 SH         Defined 1,2,3              230
BP AMOCO P L C SPONSORED ADR                   3930 SH         Defined 1,2,3             3930
BRASCAN CORP CL A                           1156620 SH         Defined 1,2,3          1156620
BRISTOL-MYERS SQUIBB CO.                      38100 SH         Defined 1,2,3            38100
BROOKFIELD HOMES                             962505 SH         Defined 1,2,3           962505
CAPITOL FEDERAL FNL                          132650 SH         Defined 1,2,3           132650
CASCADE NATL GAS CORP                         71875 SH         Defined 1,2,3            71875
CELGENE CORP                                1021735 SH         Defined 1,2,3          1021735
CENTENE CORP                                1068435 SH         Defined 1,2,3          1068435
CHARTER FINANCIAL CORP                       192750 SH         Defined 1,2,3           192750
CHEVRONTEXACO CORP.                           15128 SH         Defined 1,2,3            15128
CHUBB CORP                                     2400 SH         Defined 1,2,3             2400
CIMAREX ENERGY                              1144675 SH         Defined 1,2,3          1144675
CISCO SYS INC COM                            174690 SH         Defined 1,2,3           174690
COLGATE-PALMOLIVE CO                          11655 SH         Defined 1,2,3            11655
COMPASS MINERALS INTL INC                    588575 SH         Defined 1,2,3           588575
CONOCOPHILLIPS                                 5000 SH         Defined 1,2,3             5000
COUNTRYWIDE FINANCIAL                       1187950 SH         Defined 1,2,3          1187950
CREE, INC                                     13700 SH         Defined 1,2,3            13700
CUTERA INC                                   126100 SH         Defined 1,2,3           126100
DISNEY WALT CO.                               41346 SH         Defined 1,2,3            41346
DOMINION RESOURCES INC.                       12511 SH         Defined 1,2,3            12511
DOVER CORPORATION                            244900 SH         Defined 1,2,3           244900
DUKE ENERGY CORP                              60600 SH         Defined 1,2,3            60600
ECHOSTAR COMMUNICATIONS                       64375 SH         Defined 1,2,3            64375
EXXON MOBIL CORP                              35308 SH         Defined 1,2,3            35308
FIRST DATA CORP                               86571 SH         Defined 1,2,3            86571
GENERAL ELECTRIC COMPANY                      16735 SH         Defined 1,2,3            16735
GOVERNMENT PROPERTIES TRUST IN                25700 SH         Defined 1,2,3            25700
HARLEY DAVIDSON INC.                           6000 SH         Defined 1,2,3             6000
HEINZ H J CO.                                  7300 SH         Defined 1,2,3             7300
HOME FEDERAL BANCORP, INC.                    36200 SH         Defined 1,2,3            36200
HUDSON CITY BANCORP INC                     8134620 SH         Defined 1,2,3          8134620
IDACORP INC                                  151325 SH         Defined 1,2,3           151325
INTERNATIONAL RECTIFIER                       59700 SH         Defined 1,2,3            59700
JAPAN SMALLER CAPITALIZATION F                17900 SH         Defined 1,2,3            17900
JOHNSON & JOHNSON CO                          50258 SH         Defined 1,2,3            50258
KERR-MCGEE CORP                               17928 SH         Defined 1,2,3            17928
KIMCO REALTY CORP                             16900 SH         Defined 1,2,3            16900
KINDER MORGAN INC                            173600 SH         Defined 1,2,3           173600
LONGVIEW FIBRE CO                            954450 SH         Defined 1,2,3           954450
M&T BANK CORP.                                27257 SH         Defined 1,2,3            27257
MASSEY ENERGY CO                            1074860 SH         Defined 1,2,3          1074860
MERCK & CO INC                                91150 SH         Defined 1,2,3            91150
MERCURY COMPUTER SYSTEMS                      93850 SH         Defined 1,2,3            93850
MFA MORTGAGE                                 472700 SH         Defined 1,2,3           472700
MICROSOFT CORP.                               53683 SH         Defined 1,2,3            53683
MILLIPORE CORP                                21050 SH         Defined 1,2,3            21050
MONTPELIER RE HOLDINGS LTD                   497000 SH         Defined 1,2,3           497000
NATIONAL FINANCIAL PARTNERS                  589750 SH         Defined 1,2,3           589750
NEW YORK COMMUNITY BANCORP INC               142472 SH         Defined 1,2,3           142472
NEWFIELD EXPLORATION CO                     1128415 SH         Defined 1,2,3          1128415
NISOURCE, INC.                                 9000 SH         Defined 1,2,3             9000
NORFOLK SOUTHERN CORP                        577625 SH         Defined 1,2,3           577625
NORTHROP GRUMMAN CORP                        489231 SH         Defined 1,2,3           489231
NORTHWEST NATURAL GAS                          9100 SH         Defined 1,2,3             9100
ORACLE CORP.                                  12000 SH         Defined 1,2,3            12000
PALL CORP.                                    71250 SH         Defined 1,2,3            71250
PATTERSON-UTI ENERGY INC                     160000 SH         Defined 1,2,3           160000
PEABODY ENERGY                               631815 SH         Defined 1,2,3           631815
PEPSICO INC COM                               12295 SH         Defined 1,2,3            12295
PFIZER INC.                                   11450 SH         Defined 1,2,3            11450
PLANTRONICS INC                              547175 SH         Defined 1,2,3           547175
PMC COMMERCIAL TRUST                         357050 SH         Defined 1,2,3           357050
PRINCIPAL FINL GROUP INC                      33800 SH         Defined 1,2,3            33800
PROCTER & GAMBLE CO                           12536 SH         Defined 1,2,3            12536
PRUDENTIAL FINANCIAL INC                      13600 SH         Defined 1,2,3            13600
PSB HOLDINGS INC                             147393 SH         Defined 1,2,3           147393
QUINTON CARDIO SYSTEMS                      1393925 SH         Defined 1,2,3          1393925
RAYONIER INC                                 904631 SH         Defined 1,2,3           904631
RESMED INC                                   141725 SH         Defined 1,2,3           141725
SAFECO CORP                                  286375 SH         Defined 1,2,3           286375
SCHERING PLOUGH CORP                         129600 SH         Defined 1,2,3           129600
SCOTTS MIRACLE-GRO CO                        439985 SH         Defined 1,2,3           439985
SEALED AIR CORP                                5950 SH         Defined 1,2,3             5950
SIGMA ALDRICH CORP.                            3600 SH         Defined 1,2,3             3600
SLM CORPORATION                               77611 SH         Defined 1,2,3            77611
SOUND FEDERAL BANCORP INC                    178700 SH         Defined 1,2,3           178700
SOUTHWESTERN ENERGY CO.                       58000 SH         Defined 1,2,3            58000
STANLEY WORKS                               1138425 SH         Defined 1,2,3          1138425
TELEFLEX INC                                 551260 SH         Defined 1,2,3           551260
TIERONE CORP                                1195130 SH         Defined 1,2,3          1195130
UNILEVER N V                                  26854 SH         Defined 1,2,3            26854
VASOGEN INC                                  483800 SH         Defined 1,2,3           483800
VERIZON COMMUNICATIONS, INC.                  14864 SH         Defined 1,2,3            14864
WATTS WATER TECHNOLOGIES INC C                27500 SH         Defined 1,2,3            27500
WEINGARTEN RLTY INVS                          10850 SH         Defined 1,2,3            10850
WERNER ENTERPRISES INC                       250000 SH         Defined 1,2,3           250000
WESTFIELD FINANCIAL INC                      546515 SH         Defined 1,2,3           546515
WILEY JOHN & SONS INC.                        16850 SH         Defined 1,2,3            16850
WRIGHT MEDICAL GROUP INC.                    947185 SH         Defined 1,2,3           947185
XTO ENERGY INC                               634075 SH         Defined 1,2,3           634075
YANKEE CANDLE COMPANY INC                     43550 SH         Defined 1,2,3            43550
BAXTER INTERNATIONAL UNITS                    18600 SH         Defined 1,2,3            18600
INTERNATIONAL RECTIFIER                     6310000 PRN        Defined 1,2,3          6310000